Document and Entity Information	Feb. 16, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001838293
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Feb. 16, 2024
Entity Registrant Name	Catcha Investment Corp
Entity Incorporation State Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	3 Raffles Place #06-01
Entity Address, City or Town	Bharat Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048617
City Area Code	+65
Local Phone Number	6829-2294
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Catcha Investment Corp (“Catcha”) filed with the U.S. Securities and Exchange Commission on February 23, 2024 (the “Current Report”) to correct a typographical error. The Current Report incorrectly stated the redemption price at which the holders of 641,303 Class A ordinary shares of Catcha properly exercised their right to redeem their shares for cash. The correct redemption price is $11.29 per share. The Current Report is hereby amended and restated in its entirety.